Fair Value Measurement - Schedule of Reconciliation from Balances of Recurring Fair Value As Level 3 (Details) - Level 3 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liability
Liabilities:
Beginning balance	$ 247,265	$ 242,393	$ 63,924
Included in Earnings	(54,859)	8,959	190,557
Foreign Currency Translation Adjustment	(3,127)	(4,087)	(12,088)
Ending balance	189,279	247,265	$ 242,393
Convertible Debts
Liabilities:
Beginning balance	12,516,331
Purchase		11,053,172
Included in Earnings	(90,521)	1,463,159
Conversion of convertible debts into preference shares	(9,651,560)
Conversion of convertible debts into short-term borrowing	(2,086,695)
Accrued interests	(612,443)
Foreign Currency Translation Adjustment	$ (75,112)
Ending balance		$ 12,516,331